EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Equity Method Investments [Abstract]
Equity Method Investments

NOTE 7 — EQUITY METHOD INVESTMENTS:

Investments in affiliated companies include joint ventures accounted for using the equity method. As of December 31, 2015, the Company had an approximate 50% interest in two joint ventures. One joint venture operates four LNG Carriers. The other joint venture converted two ULCCs to Floating, Storage and Offloading (“FSO”) Service Vessels. In addition, the Company has a 37.5% interest in Alaska Tanker Company, LLC, which manages vessels carrying Alaskan crude for BP.

Floating Storage and Offloading Service Vessels Joint Venture

Maersk Oil Qatar AS (“MOQ”) awarded two service contracts to a joint venture between OSG and Euronav NV to provide to MOQ two vessels, the FSO Asia and the FSO Africa, to perform FSO services in the Al Shaheen field off shore Qatar after each vessel had been converted to an FSO. The Company has a 50% interest in this joint venture, held indirectly by OIN. The joint venture financed the purchase of the vessels from each of Euronav NV and OSG and their conversion costs through partner loans and long-term bank financing, which is secured by, among other things, the service contracts and the FSOs themselves. Approximately $104,200 and $145,396 was outstanding under this secured facility as of December 31, 2015 and 2014, respectively, with the outstanding amount of this facility being subject to acceleration, in whole or in part, on termination of one or both of such service contracts. In connection with the secured bank financing, the partners severally issued 50% guarantees. As of both December 31, 2015 and 2014, the carrying value of the Company’s guaranty, which is included in other liabilities in the accompanying balance sheet, was $0. The service contracts on both FSO vessels expire in 2017.

The joint venture entered into floating-to-fixed interest rate swaps with major financial institutions. These agreements have maturity dates ranging from July to September 2017. The interest rate swaps, covering notional amounts aggregating $201,346 and $254,308 at December 31, 2015 and 2014, respectively, pay fixed rates of 3.9% and receive floating rates based on LIBOR. All of the interest rate swaps were being accounted for as cash flow hedges through December 31, 2009. As a result of the delays in the completion of conversion and commencement of the service contract for the FSO Africa in the first quarter of 2010 the joint venture concluded that it was no longer probable that the forecasted transaction applicable to the FSO Africa swaps would occur. Accordingly, as a result of the de-designation of the FSO Africa swaps, all changes in the market value of the swaps have been recognized in the joint venture’s statement of operations since the first quarter of 2010. The Company’s share of amounts recognized in equity in income from affiliated companies for the years ended December 31, 2015, 2014 and 2013 were losses of $435 and $470, and a gain of $280, respectively. As of December 31, 2015 and 2014, the joint venture had a liability of $7,203 and $13,665, respectively, for the fair value of the swaps associated with the FSO Africa and FSO Asia. The Company’s share of the effective portion of such amounts, aggregating $1,334 and $2,944 at December 31, 2015 and 2014, respectively, is included in accumulated other comprehensive loss in the accompanying consolidated balance sheet and is associated with the FSO Asia swaps only since the swaps associated with the FSO Africa were de-designated and deemed to be ineffective.

LNG Joint Venture

In November 2004, the Company formed a joint venture with Qatar Gas Transport Company Limited (Nakilat) (“QGTC”) whereby companies in which OSG holds a 49.9% interest ordered four 216,200 cbm LNG Carriers. Upon delivery in late 2007 and early 2008, these vessels commenced 25-year time charters to Qatar Liquefied Gas Company Limited (2). QTGC subsequently contributed its ownership interests in the joint venture to its wholly owned subsidiary, Nakilat Marine Services Ltd. The aggregate construction cost for such new buildings was financed by the joint venture through long-term bank financing that is nonrecourse to the partners and partner contributions. Approximately $678,132 and $715,378 was outstanding under this secured facility as of December 31, 2015 and 2014.

The joint venture has entered into floating-to-fixed interest rate swaps with a group of major financial institutions pursuant to which it pays fixed rates of approximately 4.9% and receives a floating rate based on LIBOR. The interest rate swaps agreements have maturity dates ranging from July to November 2022 and cover notional amounts aggregating $656,400 and $693,072 at December 31, 2015 and 2014, respectively. These swaps are being accounted for as cash flow hedges. As of December 31, 2015 and 2014, the joint venture recorded a liability of $103,262 and $116,819, respectively, for the fair value of these swaps. The Company’s share of the effective portion of the fair value of these swaps, $51,467 and $58,240 at December 31, 2015 and 2014, respectively, is included in accumulated other comprehensive loss in the accompanying consolidated balance sheets.

See Note 11, "Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures," and Note 15, “Accumulated Other Comprehensive Loss,” for additional disclosures relating to the FSO and LNG joint venture interest rate swap agreements.

Alaska Tanker Company

In the first quarter of 1999, OSG, BP, and Keystone Shipping Company formed Alaska Tanker Company, LLC (“ATC”) to manage the vessels carrying Alaskan crude oil for BP. ATC provides marine transportation services in the environmentally sensitive Alaskan crude oil trade. Each member in ATC is entitled to receive its respective share of any incentive charter hire payable by BP to ATC.

A condensed summary of the combined assets and liabilities of the equity method investments follows:

As of December 31,	2015	2014
Current assets	$132,460	$165,931
Vessels, net	1,448,489	1,512,559
Other assets	74,914	57,982
Total assets	$1,655,862	$1,736,472

Current liabilities	$150,256	$155,408
Long-term debt and other non-current liabilities	1,248,281	1,415,798
Equity	257,325	165,266
Total liabilities and equity	$1,655,862	$1,736,472

As of December 31, 2015 and 2014, the affiliated companies in which OSG held an equity interest had total bank debt outstanding of $782,333 and $860,774, respectively, of which $678,132 and $715,378, respectively, was nonrecourse to the Company. The Company’s percentage interest in the equity method investments with bank debt approximates 50%.

A condensed summary of the results of operations of the equity method investments follows:

For the year ended December 31,	2015	2014	2013
Shipping revenues	$371,775	$383,424	$384,040
Ship operating expenses	(228,296)	(249,704)	(248,924)
Income from vessel operations	143,479	133,720	135,116
Other income/(expense)	634	(1,735)	(1,588)
Interest expense	(47,106)	(51,024)	(54,007)
Net income	$97,007	$80,961	$79,521